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                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                         AMERICAN PERFORMANCE BOND FUNDS
                        AMERICAN PERFORMANCE EQUITY FUNDS

                      Supplement dated June 30, 2000 to the
            Statement of Additional Information dated January 1, 2000

         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Statement of Additional Information.

The following information replaces and updates the information contained on pages B-51 through B-53:

         As of June 22, 2000, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 98.8% of the U.S. Treasury Fund's Shares, 99.9% of the Cash Management Fund's Shares, 97.5% of the Bond Fund's Shares, 96.6% of the Intermediate Bond Fund's Shares, 80.9% of the Intermediate Tax-Free Bond Fund's Shares, 97.3% of the Short- Term Income Fund's Shares, 97.8% of the Equity Fund's Shares, 99.9% of the Balanced Fund's Shares, 96.5% of the Growth Equity Fund's Shares, and 100% of the Small Cap Equity Fund's Shares. As of June 22, 2000, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to 27.5% of the U.S. Treasury Fund's Shares, 22.4% of the Cash Management Fund's Shares, 78.9% of the Bond Fund's Shares, 80.3% of the Intermediate Bond Fund's Shares, 75.8% of the Intermediate Tax-Free Bond Fund's Shares, 96.2% of the Short-Term Income Fund's Shares, 68.2% of the Equity Fund's Shares, 54.2% of the Balanced Fund's Shares, 84.2% of the Growth Equity Fund's Shares, and 95.7% of the Small Cap Equity Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

         As of June 22, 2000 the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

         The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of June 22, 2000:

                                  Amount of Beneficial         Percent
Name and Address                    Ownership (Shares)         of Fund
----------------                    ------------------         -------

                               Cash Management Fund
                               --------------------

SUPERSTAR NETLINK                   45,983,428                   8.1%
7140 South Lewis Avenue
Tulsa, OK  74136-5422

                                    Equity Fund
                                    -----------

NORDAM - EMPLOYEES 401(K)             567,851                    6.3%
Bank of Oklahoma Trustee
One Williams Center

Tulsa, OK 74192

BOK FINANCIAL THRIFT PLAN             489,119                    5.4%
Bank of Oklahoma Trustee
One Williams Center


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Tulsa, OK 74192

                                          Balanced Fund
                                          -------------

BOK FINANCIAL PENSION PLAN                  1,952,137                 39.7%
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

R.C.B BANK 401(K) PROFIT                      421,462                  8.6%
SHARING PLAN
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

NORDAM-EMPLOYERS 401(K)                       297,995                  6.1%
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192


                                       Small Cap Equity Fund
                                       ---------------------

MCFARLIN, IDA M                                63,055                  9.8%
MEMORIAL TRUST
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

PROTESTANT EPISCOPAL                           62,451                  9.7%
CHURCH FDN
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

TULSA PSYCHIATRIC                              62,451                  9.7%
CENTER INC.
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192


PRESBYTERIAN CHILDREN'S                        62,451                  9.7%
SERVICES TR
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

HOLLAND HALL TRUST                             62,451                  9.7%
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192


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COWLES MEMORIAL TRUST                          48,896                  7.6%
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

WALTER, F P & P C TRUST                        41,766                  6.5%
Bank of Oklahoma Trustee
One Williams Center
Tulsa, OK  74192

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.